Expected credit loss measurement	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Entity [Table]
Disclosure Of Provision Matrix Explanatory
USD m 30.6.22
Carrying amount
1
ECL allowances
Financial instruments measured at

amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 190,353 190,296 57 0 (13) 0 (13) 0
Loans and advances to banks 16,596 16,479 117 0 (8) (7) (1) 0
Receivables from securities financing transactions 63,291 63,291 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
43,763 43,763 0 0 0 0 0 0
Loans and advances to customers 383,898 366,452 15,759 1,686 (793) (128) (163) (501)
of which: Private clients with mortgages 150,884 142,050 8,064 770 (126) (27) (72) (27)
of which: Real estate financing 43,291 39,358 3,925 7 (59) (17) (42) 0 of which: Large corporate clients 12,208 10,791 1,088 329 (141) (27) (17) (98)
of which: SME clients 13,309 11,744 1,167 397 (249) (22) (22) (205)
of which: Lombard 140,333 140,251 0 82 (37) (7) 0 (29)
of which: Credit cards 1,760 1,384 349 27 (36) (10) (9) (17)
of which: Commodity trade finance 3,699 3,686 0 12 (94) (5) 0 (89)
Other financial assets measured at amortized cost
2
37,528 36,977 391 160 (99) (18) (7) (74)
of which: Loans to financial advisors 2,447 2,171 144 132 (78) (11) (2) (64)
Total financial assets

measured at amortized cost
735,428 717,257 16,325 1,846 (915) (155) (184) (575)
Financial assets measured at

fair value through other comprehensive

income
2
2,251 2,251 0 0 0 0 0 0
Total on-balance

sheet financial assets in scope of ECL requirements
737,679 719,508 16,325 1,846 (915) (155) (184) (575)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,556 21,381 1,028 146 (40) (16) (9) (15)
of which: Large corporate clients 3,539 2,710 734 95 (10) (3) (3) (4)
of which: SME clients 1,213 1,034 128 51 (9) (1) (1) (7)
of which: Financial intermediaries and hedge funds

12,113 12,021 92 0 (16) (11) (5) 0
of which: Lombard 2,332 2,332 0 0 (1) 0 0 (1)
of which: Commodity trade finance 2,388 2,387 0 0 (1) (1) 0 0
Irrevocable loan commitments 37,703 35,308 2,359 37 (113) (67) (46) 0 of which: Large corporate clients 22,649 21,001 1,642 6 (94) (60) (34) 0
Forward starting reverse repurchase

and securities borrowing agreements
3,985 3,985 0 0 0 0 0 0
Committed unconditionally revocable credit lines 39,756 37,407 2,306 42 (37) (27) (10) 0 of which: Real estate financing 9,123 8,931 193 0 (5) (5) 0 0 of which: Large corporate clients 4,354 3,662 687 5 (6) (1) (5) 0 of which: SME clients 4,660 4,240 392 29 (16) (13) (3) 0
of which: Lombard 7,697 7,693 0 4 0 0 0 0
of which: Credit cards 9,162 8,725 433 3 (6) (4) (2) 0
of which: Commodity trade finance 172 172 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,156 5,136 18 2 (2) (2) 0 0
Total off-balance sheet

financial instruments and other

credit lines
109,156 103,217 5,712 228 (192) (112) (66) (15)
Total allowances and

provisions
(1,107) (267) (250) (590)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL

allowances.

2 Effective

1 April 2022, a portfolio

of assets previously classified

as
Financial assets measured at fair

value through other comprehensive

income was reclassified to

Other financial assets

measured at amortized cost.

Refer to Note 1 for more information.
Coverage ratios for core loan

portfolio
30.6.22
Gross carrying amount (USD

m)
ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 151,010 142,077 8,136 798 8 2 88 7 342
Real estate financing 43,350 39,375 3,967 8 14 4 106 14 505
Total real estate lending 194,360 181,452 12,103 805 10 2 94 8 344
Large corporate clients 12,349 10,818 1,105 427 114 25 153 37 2,286
SME clients 13,558 11,766 1,190 602 184 19 187 34 3,400
Total corporate lending 25,907 22,584 2,294 1,029 151 22 170 35 2,938
Lombard 140,370 140,259 0 111 3 1 0 1 2,641
Credit cards 1,796 1,394 359 43 201 72 263 111 3,805
Commodity trade finance 3,793 3,692 0 101 248 15 0 15 8,768
Other loans and advances to customers 18,466 17,201 1,167 98 28 8 7 8 3,796
Loans to financial advisors 2,525 2,182 147 196 307 50 163 57 3,278
Total other lending 166,949 164,728 1,672 549 18 3 76 4 4,293
Total
1
387,216 368,763 16,069 2,383 22 4 103 8 2,373
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,860 6,658 199 3 4 3 9 3 786
Real estate financing 10,336 10,126 210 0 11 6 232 11 0
Total real estate lending 17,196 16,784 409 3 8 5 123 8 786
Large corporate clients 30,750 27,581 3,062 107 36 23 136 35 368
SME clients 7,301 6,603 589 109 45 23 178 36 649
Total corporate lending 38,051 34,184 3,651 216 37 23 143 35 510
Lombard 12,931 12,927 0 4 1 0 0 0 0
Credit cards 9,162 8,725 433 3 7 5 36 7 0
Commodity trade finance 2,615 2,615 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 16,668 16,151 517 0 11 7 129 11 0
Other off-balance sheet commitments 8,548 7,845 701 2 11 8 5 8 0
Total other lending 49,924 48,264 1,651 9 7 5 52 7 0
Total
2
105,171 99,232 5,712 228 18 11 115 17 644
1 Includes Loans and

advances to customers

of USD
384,691
m and Loans to financial

advisors of USD
2,525
m, which are presented

on the balance sheet

line Other assets

measured at amortized

cost.

2 Excludes
Forward starting reverse

repurchase and securities

borrowing agreements.

USD m 31.3.22
Carrying amount
1
ECL allowances
Financial instruments measured at

amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 206,773 206,728 46 0 (6) 0 (6) 0
Loans and advances to banks 17,914 17,850 65 0 (9) (8) (1) 0
Receivables from securities financing transactions 69,452 69,452 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
39,253 39,253 0 0 0 0 0 0
Loans and advances to customers 392,189 375,198 15,513 1,478 (801) (121) (155) (525)
of which: Private clients with mortgages 153,645 145,272 7,702 671 (126) (27) (71) (28)
of which: Real estate financing 43,920 40,006 3,907 7 (57) (17) (40) 0 of which: Large corporate clients 13,432 11,966 1,169 296 (143) (21) (14) (108)
of which: SME clients 13,911 11,995 1,508 407 (260) (22) (20) (218)
of which: Lombard 144,398 144,374 0 24 (34) (7) 0 (27)
of which: Credit cards 1,709 1,341 341 28 (36) (10) (9) (17)
of which: Commodity trade finance 4,441 4,425 7 9 (103) (6) 0 (96)
Other financial assets measured at amortized cost 28,697 28,228 302 168 (109) (27) (7) (75)
of which: Loans to financial advisors 2,388 2,164 86 138 (86) (20) (3) (63)
Total financial assets

measured at amortized cost
754,279 736,708 15,925 1,646 (927) (158) (170) (600)
Financial assets measured at

fair value through other comprehensive

income
9,093 9,093 0 0 0 0 0 0
Total on-balance

sheet financial assets in scope of ECL requirements
763,371 745,800 15,925 1,646 (927) (158) (170) (600)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,496 21,264 1,072 159 (66) (17) (10) (39)
of which: Large corporate clients 3,459 2,621 736 102 (32) (3) (4) (26)
of which: SME clients 1,318 1,154 107 57 (11) (1) (1) (9)
of which: Financial intermediaries and hedge funds

11,428 11,307 121 0 (16) (12) (5) 0
of which: Lombard 2,545 2,545 0 0 (1) 0 0 (1)
of which: Commodity trade finance 2,680 2,680 0 0 (1) (1) 0 0
Irrevocable loan commitments 38,039 35,827 2,123 89 (112) (68) (44) 0 of which: Large corporate clients 23,698 21,723 1,916 58 (98) (63) (35) 0
Forward starting reverse repurchase

and securities borrowing agreements
6,432 6,432 0 0 0 0 0 0
Committed unconditionally revocable credit lines 41,396 38,616 2,715 65 (40) (30) (10) 0 of which: Real estate financing 9,621 9,343 278 0 (7) (5) (2) 0 of which: Large corporate clients 4,618 3,862 733 23 (5) (2) (3) 0 of which: SME clients 4,793 4,254 503 37 (15) (12) (3) 0
of which: Lombard 8,216 8,216 0 0 0 0 0 0
of which: Credit cards 9,398 8,941 453 4 (6) (5) (2) 0
of which: Commodity trade finance 280 280 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,355 5,342 12 2 (2) (2) 0 0
Total off-balance sheet

financial instruments and other

credit lines
113,718 107,482 5,922 314 (221) (117) (64) (39)
Total allowances and

provisions
(1,148) (275) (234) (639)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL

allowances.
Coverage ratios for core loan

portfolio
31.3.22
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 153,771 145,299 7,773 699 8 2 91 6 403
Real estate financing 43,977 40,023 3,947 7 13 4 102 13 455
Total real estate lending 197,748 185,321 11,720 707 9 2 95 8 404
Large corporate clients 13,574 11,987 1,184 404 105 17 122 27 2,666
SME clients 14,170 12,017 1,528 626 183 18 130 31 3,489
Total corporate lending 27,745 24,004 2,712 1,029 145 18 127 29 3,166
Lombard 144,432 144,381 0 51 2 0 0 0 5,326
Credit cards 1,745 1,351 350 44 204 72 256 110 3,803
Commodity trade finance 4,544 4,432 7 105 226 14 2 14 9,157
Other loans and advances to customers 16,776 15,831 879 66 25 8 9 8 4,517
Loans to financial advisors 2,473 2,184 88 201 347 92 322 101 3,132
Total other lending 169,970 168,178 1,325 468 18 3 95 4 4,986
Total
1
395,463 377,503 15,757 2,204 22 4 100 8 2,667
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 7,972 7,733 236 3 3 3 7 3 241
Real estate financing 10,787 10,499 287 0 9 6 118 9 0
Total real estate lending 18,759 18,232 523 3 7 5 68 7 241
Large corporate clients 31,774 28,206 3,384 183 43 24 124 35 1,410
SME clients 7,512 6,693 700 119 48 23 159 36 791
Total corporate lending 39,286 34,899 4,084 303 44 24 130 35 1,166
Lombard 13,761 13,761 0 0 1 0 0 0 0
Credit cards 9,398 8,941 453 4 7 5 34 7 0
Commodity trade finance 2,960 2,960 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 10,739 10,141 598 0 16 12 83 16 0
Other off-balance sheet commitments 12,384 12,115 265 4 9 5 40 6 0
Total other lending 49,241 47,918 1,315 8 8 5 58 7 0
Total
2
107,286 101,049 5,922 314 21 12 108 17 1,255
1 Includes Loans and

advances to customers

of USD
392,990
m and Loans to financial

advisors of USD
2,473
m, which are presented

on the balance sheet

line Other assets

measured at amortized

cost.

2 Excludes
Forward starting reverse

repurchase and securities

borrowing agreements.

USD m 31.12.21
Carrying amount
1
ECL allowances
Financial instruments measured at

amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 192,817 192,817 0 0 0 0 0 0
Loans and advances to banks 15,480 15,453 26 1 (8) (7) (1) 0
Receivables from securities financing transactions 75,012 75,012 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
30,514 30,514 0 0 0 0 0 0
Loans and advances to customers 397,761 380,564 15,620 1,577 (850) (126) (152) (572)
of which: Private clients with mortgages 152,479 143,505 8,262 711 (132) (28) (71) (33)
of which: Real estate financing 43,945 40,463 3,472 9 (60) (19) (40) 0 of which: Large corporate clients 13,990 12,643 1,037 310 (170) (22) (16) (133)
of which: SME clients 14,004 12,076 1,492 436 (259) (19) (15) (225)
of which: Lombard 149,283 149,255 0 27 (33) (6) 0 (28)
of which: Credit cards 1,716 1,345 342 29 (36) (10) (9) (17)
of which: Commodity trade finance 3,813 3,799 7 7 (114) (6) 0 (108)
Other financial assets measured at amortized cost 26,209 25,718 302 189 (109) (27) (7) (76)
of which: Loans to financial advisors 2,453 2,184 106 163 (86) (19) (3) (63)
Total financial assets

measured at amortized cost
737,794 720,079 15,948 1,767 (969) (161) (160) (647)
Financial assets measured at

fair value through other comprehensive

income
8,844 8,844 0 0 0 0 0 0
Total on-balance

sheet financial assets in scope of ECL requirements
746,638 728,923 15,948 1,767 (969) (161) (160) (647)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 20,972 19,695 1,127 150 (41) (18) (8) (15)
of which: Large corporate clients 3,464 2,567 793 104 (6) (3) (3) 0 of which: SME clients 1,353 1,143 164 46 (8) (1) (1) (7)
of which: Financial intermediaries and hedge funds

9,575 9,491 84 0 (17) (13) (4) 0
of which: Lombard 2,454 2,454 0 0 (1) 0 0 (1)
of which: Commodity trade finance 3,137 3,137 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,478 37,097 2,335 46 (114) (72) (42) 0 of which: Large corporate clients 23,922 21,811 2,102 9 (100) (66) (34) 0
Forward starting reverse repurchase

and securities borrowing agreements
1,444 1,444 0 0 0 0 0 0
Committed unconditionally revocable credit lines 40,778 38,207 2,508 63 (38) (28) (10) 0 of which: Real estate financing 7,328 7,046 281 0 (5) (4) (1) 0 of which: Large corporate clients 5,358 4,599 736 23 (7) (4) (3) 0 of which: SME clients 5,160 4,736 389 35 (15) (11) (3) 0
of which: Lombard 8,670 8,670 0 0 0 0 0 0
of which: Credit cards 9,466 9,000 462 4 (6) (5) (2) 0
of which: Commodity trade finance 117 117 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,611 5,527 36 48 (3) (3) 0 0
Total off-balance sheet

financial instruments and other

credit lines
108,284 101,971 6,006 307 (196) (121) (60) (15)
Total allowances and

provisions
(1,165) (282) (220) (662)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL allowances.

Note 7

Expected credit loss

measurement
a) Credit loss expense

/ release
Total

net

credit loss

expenses in

the

second quarter

of

2022

were

USD
7
m,

reflecting USD
16
m net

credit loss
expenses related to stage

1 and 2 positions and

USD
9
m net credit loss releases

related to stage

3 positions.
Stage 1 and 2 net expenses included: scenario-related net expenses of USD 10 m related to Personal & Corporate
Banking corporate lending; net

releases of USD
9
m from model

changes, mainly in Global

Wealth Management
Americas; and additional net expenses of

USD
14
m from book quality and

size changes, mainly across corporate
and real estate lending

portfolios of Personal &

Corporate Banking.
Stage 3 net credit loss releases were

USD
9 m, driven by a release of USD 26
m in the Investment Bank,

including a
reduction of

the allowance

for a

single defaulted

travel-industry-related counterparty (USD
28
m), mainly

due to
improved cash

flow assumptions.

Personal &

Corporate Banking,

Global Wealth

Management and

Non-core

legacy
contributed net expenses

of USD
8 m, USD 6 m and USD 2 m, respectively.
b) Changes to ECL models,

scenarios, scenario weights

and post-model adjustments
Scenarios
The expected credit loss (ECL) scenarios, along with the related macroeconomic factors, were reviewed in light of the

economic and

political conditions

prevailing

in the

second quarter

of 2022

through

a series

of

governance
meetings, with input and

feedback from UBS

Risk and Finance experts

across the business

divisions and regions.
The baseline scenario assumptions on a calendar-year basis are included in the table below and outline a weaker
economic forecast for

2022 compared with

2021.
As

a

response to

inflationary developments

and Russia’s

invasion of

Ukraine, in

the

first

quarter of

2022,

UBS
replaced the mild global interest rate

steepening scenario applied

at year-end

2021 with the severe global interest
rate steepening scenario. The aim was to reflect the

rising trend in inflation and ongoing tightening of monetary policy measures, which would lead

to substantially lower GDP

growth in key

markets. For the second

quarter of
2022,

a new

severe Russia–Ukraine conflict scenario was

developed. It has

similar dynamics to

the severe global
interest rate steepening scenario,

but includes an escalating

energy crisis and

disruptions

in the delivery of Russian
energy.

These factors result in

surging commodity prices and accelerated inflation in

major economies compared
with the severe

global interest

rate steepening

scenario. Eurozone

economic activity

in particular

is impacted in

this
scenario, due to the region’s

reliance on its supply

of energy from

Russia.
The global crisis scenario and

the asset price inflation

scenario were updated with

current macroeconomic

factors,
but remain materially

unchanged.
Scenario weights
UBS kept scenario weights in line with those applied

in the first quarter of 2022, with the
25 % weight previously
assigned to the severe global

interest rate steepening scenario instead applied to the

replacement severe Russia–
Ukraine conflict

scenario.

Scenario weights

applied

in the

second

and first

quarters

of 2022

differ from

those applied
for annual reporting 2021,

in order to account for the

more adverse outlook.
Post-model adjustments
The PMA represent

uncertainty and

risk related to

substantially

heightened geopolitical

tensions and

the continued
COVID-19 pandemic,

which cannot be fully

and reliably modeled

due to a lack of

sufficiently supportable

data.
The

PMA

were reduced

during

the

first and

second quarters

of

2022

as

the application

of

different and

more
adverse scenarios and scenario

assumptions in UBS’s

models addressed some of

the uncertainties that had

been
reflected in the PMA

in prior periods.
Comparison of shock

factors
Baseline
Key parameters
2021 2022 2023
Real GDP growth (annual percentage

change)
US

5.5 2.9 2.4
Eurozone 5.1 2.9 2.2
Switzerland 3.1 2.5 1.5
Unemployment rate (%, annual

average)
US

5.4 3.5 3.2
Eurozone 7.7 6.8 6.8
Switzerland 3.0 2.1 1.9
Real estate (annual percentage change,

Q4)
US

16.1 2.0 1.7
Eurozone 7.9 5.0 1.7
Switzerland 6.0 4.0 0.0
Economic scenarios and

weights applied
Assigned weights in %
ECL scenario
30.6.22 31.3.22 31.12.21
Upside 0.0 0.0 5.0
Baseline 55.0 55.0 55.0
Mild global interest rate steepening

- - 10.0
Severe global interest rate steepening

- 25.0 -
Severe Russia–Ukraine conflict scenario 25.0 - -
Global crisis

20.0 20.0 30.0
c) ECL-relevant balance

sheet and off-balance

sheet positions

including

ECL allowances and provisions
The following

tables provide

information

about financial

instruments and

certain

non-financial instruments

that are
subject

to

ECL

requirements.

For

amortized-cost

instruments,

the

carrying

amount

represents

the

maximum
exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other

comprehensive

income (FVOCI) are

also subject to

ECL; however,

unlike amortized-cost

instruments,
the allowance

for credit

losses for

FVOCI instruments

does not

reduce the

carrying

amount of

these financial

assets.
Instead, the

carrying

amount

of financial

assets measured

at FVOCI

represents

the

maximum exposure

to credit

risk.
In addition to recognized financial assets, certain

off-balance sheet financial

instruments and other credit lines are
also subject to ECL. The maximum exposure to credit risk

for off-balance sheet financial instruments is calculated
based on the maximum

contractual amounts.
USD m 30.6.22
Carrying amount
1
ECL allowances
Financial instruments measured at

amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 190,353 190,296 57 0 (13) 0 (13) 0
Loans and advances to banks 16,596 16,479 117 0 (8) (7) (1) 0
Receivables from securities financing transactions 63,291 63,291 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
43,763 43,763 0 0 0 0 0 0
Loans and advances to customers 383,898 366,452 15,759 1,686 (793) (128) (163) (501)
of which: Private clients with mortgages 150,884 142,050 8,064 770 (126) (27) (72) (27)
of which: Real estate financing 43,291 39,358 3,925 7 (59) (17) (42) 0 of which: Large corporate clients 12,208 10,791 1,088 329 (141) (27) (17) (98)
of which: SME clients 13,309 11,744 1,167 397 (249) (22) (22) (205)
of which: Lombard 140,333 140,251 0 82 (37) (7) 0 (29)
of which: Credit cards 1,760 1,384 349 27 (36) (10) (9) (17)
of which: Commodity trade finance 3,699 3,686 0 12 (94) (5) 0 (89)
Other financial assets measured at amortized cost
2
37,528 36,977 391 160 (99) (18) (7) (74)
of which: Loans to financial advisors 2,447 2,171 144 132 (78) (11) (2) (64)
Total financial assets

measured at amortized cost
735,428 717,257 16,325 1,846 (915) (155) (184) (575)
Financial assets measured at

fair value through other comprehensive

income
2
2,251 2,251 0 0 0 0 0 0
Total on-balance

sheet financial assets in scope of ECL requirements
737,679 719,508 16,325 1,846 (915) (155) (184) (575)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,556 21,381 1,028 146 (40) (16) (9) (15)
of which: Large corporate clients 3,539 2,710 734 95 (10) (3) (3) (4)
of which: SME clients 1,213 1,034 128 51 (9) (1) (1) (7)
of which: Financial intermediaries and hedge funds

12,113 12,021 92 0 (16) (11) (5) 0
of which: Lombard 2,332 2,332 0 0 (1) 0 0 (1)
of which: Commodity trade finance 2,388 2,387 0 0 (1) (1) 0 0
Irrevocable loan commitments 37,703 35,308 2,359 37 (113) (67) (46) 0 of which: Large corporate clients 22,649 21,001 1,642 6 (94) (60) (34) 0
Forward starting reverse repurchase

and securities borrowing agreements
3,985 3,985 0 0 0 0 0 0
Committed unconditionally revocable credit lines 39,756 37,407 2,306 42 (37) (27) (10) 0 of which: Real estate financing 9,123 8,931 193 0 (5) (5) 0 0 of which: Large corporate clients 4,354 3,662 687 5 (6) (1) (5) 0 of which: SME clients 4,660 4,240 392 29 (16) (13) (3) 0
of which: Lombard 7,697 7,693 0 4 0 0 0 0
of which: Credit cards 9,162 8,725 433 3 (6) (4) (2) 0
of which: Commodity trade finance 172 172 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,156 5,136 18 2 (2) (2) 0 0
Total off-balance sheet

financial instruments and other

credit lines
109,156 103,217 5,712 228 (192) (112) (66) (15)
Total allowances and

provisions
(1,107) (267) (250) (590)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL

allowances.

2 Effective

1 April 2022, a portfolio

of assets previously classified

as
Financial assets measured at fair

value through other comprehensive

income was reclassified to

Other financial assets

measured at amortized cost.

Refer to Note 1 for more information.
USD m 31.3.22
Carrying amount
1
ECL allowances
Financial instruments measured at

amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 206,773 206,728 46 0 (6) 0 (6) 0
Loans and advances to banks 17,914 17,850 65 0 (9) (8) (1) 0
Receivables from securities financing transactions 69,452 69,452 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
39,253 39,253 0 0 0 0 0 0
Loans and advances to customers 392,189 375,198 15,513 1,478 (801) (121) (155) (525)
of which: Private clients with mortgages 153,645 145,272 7,702 671 (126) (27) (71) (28)
of which: Real estate financing 43,920 40,006 3,907 7 (57) (17) (40) 0 of which: Large corporate clients 13,432 11,966 1,169 296 (143) (21) (14) (108)
of which: SME clients 13,911 11,995 1,508 407 (260) (22) (20) (218)
of which: Lombard 144,398 144,374 0 24 (34) (7) 0 (27)
of which: Credit cards 1,709 1,341 341 28 (36) (10) (9) (17)
of which: Commodity trade finance 4,441 4,425 7 9 (103) (6) 0 (96)
Other financial assets measured at amortized cost 28,697 28,228 302 168 (109) (27) (7) (75)
of which: Loans to financial advisors 2,388 2,164 86 138 (86) (20) (3) (63)
Total financial assets

measured at amortized cost
754,279 736,708 15,925 1,646 (927) (158) (170) (600)
Financial assets measured at

fair value through other comprehensive

income
9,093 9,093 0 0 0 0 0 0
Total on-balance

sheet financial assets in scope of ECL requirements
763,371 745,800 15,925 1,646 (927) (158) (170) (600)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,496 21,264 1,072 159 (66) (17) (10) (39)
of which: Large corporate clients 3,459 2,621 736 102 (32) (3) (4) (26)
of which: SME clients 1,318 1,154 107 57 (11) (1) (1) (9)
of which: Financial intermediaries and hedge funds

11,428 11,307 121 0 (16) (12) (5) 0
of which: Lombard 2,545 2,545 0 0 (1) 0 0 (1)
of which: Commodity trade finance 2,680 2,680 0 0 (1) (1) 0 0
Irrevocable loan commitments 38,039 35,827 2,123 89 (112) (68) (44) 0 of which: Large corporate clients 23,698 21,723 1,916 58 (98) (63) (35) 0
Forward starting reverse repurchase

and securities borrowing agreements
6,432 6,432 0 0 0 0 0 0
Committed unconditionally revocable credit lines 41,396 38,616 2,715 65 (40) (30) (10) 0 of which: Real estate financing 9,621 9,343 278 0 (7) (5) (2) 0 of which: Large corporate clients 4,618 3,862 733 23 (5) (2) (3) 0 of which: SME clients 4,793 4,254 503 37 (15) (12) (3) 0
of which: Lombard 8,216 8,216 0 0 0 0 0 0
of which: Credit cards 9,398 8,941 453 4 (6) (5) (2) 0
of which: Commodity trade finance 280 280 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,355 5,342 12 2 (2) (2) 0 0
Total off-balance sheet

financial instruments and other

credit lines
113,718 107,482 5,922 314 (221) (117) (64) (39)
Total allowances and

provisions
(1,148) (275) (234) (639)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL

allowances.
USD m 31.12.21
Carrying amount
1
ECL allowances
Financial instruments measured at

amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 192,817 192,817 0 0 0 0 0 0
Loans and advances to banks 15,480 15,453 26 1 (8) (7) (1) 0
Receivables from securities financing transactions 75,012 75,012 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
30,514 30,514 0 0 0 0 0 0
Loans and advances to customers 397,761 380,564 15,620 1,577 (850) (126) (152) (572)
of which: Private clients with mortgages 152,479 143,505 8,262 711 (132) (28) (71) (33)
of which: Real estate financing 43,945 40,463 3,472 9 (60) (19) (40) 0 of which: Large corporate clients 13,990 12,643 1,037 310 (170) (22) (16) (133)
of which: SME clients 14,004 12,076 1,492 436 (259) (19) (15) (225)
of which: Lombard 149,283 149,255 0 27 (33) (6) 0 (28)
of which: Credit cards 1,716 1,345 342 29 (36) (10) (9) (17)
of which: Commodity trade finance 3,813 3,799 7 7 (114) (6) 0 (108)
Other financial assets measured at amortized cost 26,209 25,718 302 189 (109) (27) (7) (76)
of which: Loans to financial advisors 2,453 2,184 106 163 (86) (19) (3) (63)
Total financial assets

measured at amortized cost
737,794 720,079 15,948 1,767 (969) (161) (160) (647)
Financial assets measured at

fair value through other comprehensive

income
8,844 8,844 0 0 0 0 0 0
Total on-balance

sheet financial assets in scope of ECL requirements
746,638 728,923 15,948 1,767 (969) (161) (160) (647)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 20,972 19,695 1,127 150 (41) (18) (8) (15)
of which: Large corporate clients 3,464 2,567 793 104 (6) (3) (3) 0 of which: SME clients 1,353 1,143 164 46 (8) (1) (1) (7)
of which: Financial intermediaries and hedge funds

9,575 9,491 84 0 (17) (13) (4) 0
of which: Lombard 2,454 2,454 0 0 (1) 0 0 (1)
of which: Commodity trade finance 3,137 3,137 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,478 37,097 2,335 46 (114) (72) (42) 0 of which: Large corporate clients 23,922 21,811 2,102 9 (100) (66) (34) 0
Forward starting reverse repurchase

and securities borrowing agreements
1,444 1,444 0 0 0 0 0 0
Committed unconditionally revocable credit lines 40,778 38,207 2,508 63 (38) (28) (10) 0 of which: Real estate financing 7,328 7,046 281 0 (5) (4) (1) 0 of which: Large corporate clients 5,358 4,599 736 23 (7) (4) (3) 0 of which: SME clients 5,160 4,736 389 35 (15) (11) (3) 0
of which: Lombard 8,670 8,670 0 0 0 0 0 0
of which: Credit cards 9,466 9,000 462 4 (6) (5) (2) 0
of which: Commodity trade finance 117 117 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,611 5,527 36 48 (3) (3) 0 0
Total off-balance sheet

financial instruments and other

credit lines
108,284 101,971 6,006 307 (196) (121) (60) (15)
Total allowances and

provisions
(1,165) (282) (220) (662)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL allowances.
The table below

provides information

about the

ECL gross exposure

and the ECL

coverage ratio

for UBS’s

core loan
portfolios (i.e.,
Loans and

advances to customers
and

Loans to

financial advisors
) and

relevant off-balance sheet
exposures.
Cash and

balances

at central

banks
,
Loans and

advances

to banks
,
Receivables

from securities

financing
transactions
,
Cash

collateral

receivables

on

derivative instruments

and
Financial

assets

measured

at

fair

value
through other comprehensive

income

are not included

in the table below,

due to their lower sensitivity

to ECL.
ECL coverage ratios are calculated by dividing ECL allowances and provisions by the gross carrying amount of the
related exposures.
Coverage ratios for core loan

portfolio
30.6.22
Gross carrying amount (USD

m)
ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 151,010 142,077 8,136 798 8 2 88 7 342
Real estate financing 43,350 39,375 3,967 8 14 4 106 14 505
Total real estate lending 194,360 181,452 12,103 805 10 2 94 8 344
Large corporate clients 12,349 10,818 1,105 427 114 25 153 37 2,286
SME clients 13,558 11,766 1,190 602 184 19 187 34 3,400
Total corporate lending 25,907 22,584 2,294 1,029 151 22 170 35 2,938
Lombard 140,370 140,259 0 111 3 1 0 1 2,641
Credit cards 1,796 1,394 359 43 201 72 263 111 3,805
Commodity trade finance 3,793 3,692 0 101 248 15 0 15 8,768
Other loans and advances to customers 18,466 17,201 1,167 98 28 8 7 8 3,796
Loans to financial advisors 2,525 2,182 147 196 307 50 163 57 3,278
Total other lending 166,949 164,728 1,672 549 18 3 76 4 4,293
Total
1
387,216 368,763 16,069 2,383 22 4 103 8 2,373
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,860 6,658 199 3 4 3 9 3 786
Real estate financing 10,336 10,126 210 0 11 6 232 11 0
Total real estate lending 17,196 16,784 409 3 8 5 123 8 786
Large corporate clients 30,750 27,581 3,062 107 36 23 136 35 368
SME clients 7,301 6,603 589 109 45 23 178 36 649
Total corporate lending 38,051 34,184 3,651 216 37 23 143 35 510
Lombard 12,931 12,927 0 4 1 0 0 0 0
Credit cards 9,162 8,725 433 3 7 5 36 7 0
Commodity trade finance 2,615 2,615 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 16,668 16,151 517 0 11 7 129 11 0
Other off-balance sheet commitments 8,548 7,845 701 2 11 8 5 8 0
Total other lending 49,924 48,264 1,651 9 7 5 52 7 0
Total
2
105,171 99,232 5,712 228 18 11 115 17 644
1 Includes Loans and

advances to customers

of USD
384,691
m and Loans to financial

advisors of USD
2,525
m, which are presented

on the balance sheet

line Other assets

measured at amortized

cost.

2 Excludes
Forward starting reverse

repurchase and securities

borrowing agreements.
Coverage ratios for core loan

portfolio
31.3.22
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 153,771 145,299 7,773 699 8 2 91 6 403
Real estate financing 43,977 40,023 3,947 7 13 4 102 13 455
Total real estate lending 197,748 185,321 11,720 707 9 2 95 8 404
Large corporate clients 13,574 11,987 1,184 404 105 17 122 27 2,666
SME clients 14,170 12,017 1,528 626 183 18 130 31 3,489
Total corporate lending 27,745 24,004 2,712 1,029 145 18 127 29 3,166
Lombard 144,432 144,381 0 51 2 0 0 0 5,326
Credit cards 1,745 1,351 350 44 204 72 256 110 3,803
Commodity trade finance 4,544 4,432 7 105 226 14 2 14 9,157
Other loans and advances to customers 16,776 15,831 879 66 25 8 9 8 4,517
Loans to financial advisors 2,473 2,184 88 201 347 92 322 101 3,132
Total other lending 169,970 168,178 1,325 468 18 3 95 4 4,986
Total
1
395,463 377,503 15,757 2,204 22 4 100 8 2,667
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 7,972 7,733 236 3 3 3 7 3 241
Real estate financing 10,787 10,499 287 0 9 6 118 9 0
Total real estate lending 18,759 18,232 523 3 7 5 68 7 241
Large corporate clients 31,774 28,206 3,384 183 43 24 124 35 1,410
SME clients 7,512 6,693 700 119 48 23 159 36 791
Total corporate lending 39,286 34,899 4,084 303 44 24 130 35 1,166
Lombard 13,761 13,761 0 0 1 0 0 0 0
Credit cards 9,398 8,941 453 4 7 5 34 7 0
Commodity trade finance 2,960 2,960 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 10,739 10,141 598 0 16 12 83 16 0
Other off-balance sheet commitments 12,384 12,115 265 4 9 5 40 6 0
Total other lending 49,241 47,918 1,315 8 8 5 58 7 0
Total
2
107,286 101,049 5,922 314 21 12 108 17 1,255
1 Includes Loans and

advances to customers

of USD
392,990
m and Loans to financial

advisors of USD
2,473
m, which are presented

on the balance sheet

line Other assets

measured at amortized

cost.

2 Excludes
Forward starting reverse

repurchase and securities

borrowing agreements.
Coverage ratios for core loan

portfolio
31.12.21
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 152,610 143,533 8,333 744 9 2 85 6 446
Real estate financing 44,004 40,483 3,512 10 14 5 114 14 231
Total real estate lending 196,615 184,016 11,845 754 10 3 94 8 443
Large corporate clients 14,161 12,665 1,053 443 120 18 148 28 2,997
SME clients 14,263 12,095 1,507 661 182 16 103 25 3,402
Total corporate lending 28,424 24,760 2,560 1,104 151 17 121 26 3,240
Lombard 149,316 149,261 0 55 2 0 0 0 5,026
Credit cards 1,752 1,355 351 46 204 72 255 109 3,735
Commodity trade finance 3,927 3,805 7 115 290 15 3 15 9,388
Other loans and advances to customers 18,578 17,493 1,010 75 25 9 15 10 3,730
Loans to financial advisors 2,539 2,203 109 226 338 88 303 99 2,791
Total other lending 176,111 174,117 1,477 517 18 3 93 4 4,718
Total
1
401,150 382,893 15,882 2,374 23 4 98 8 2,673
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 9,123 8,798 276 49 3 3 9 3 15
Real estate financing 8,766 8,481 285 0 9 7 88 9 0
Total real estate lending 17,889 17,278 562 49 6 5 49 6 15
Large corporate clients 32,748 28,981 3,630 136 34 25 110 35 1
SME clients 8,077 7,276 688 114 38 19 151 30 585
Total corporate lending 40,826 36,258 4,318 250 35 24 117 34 266
Lombard 14,438 14,438 0 0 1 0 0 0 0
Credit cards 9,466 9,000 462 4 7 5 34 7 0
Commodity trade finance 3,262 3,262 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 12,153 11,784 369 0 15 12 120 15 0
Other off-balance sheet commitments 8,806 8,507 296 4 15 6 30 7 0
Total other lending 48,126 46,991 1,127 8 9 5 61 7 0
Total
2
106,840 100,527 6,006 307 18 12 100 17 486
1 Includes Loans and

advances to customers

of USD
398,611
m and Loans to financial

advisors of USD
2,539
m, which are presented

on the balance sheet

line Other assets

measured at amortized

cost.

2 Excludes
Forward starting reverse

repurchase and securities

borrowing agreements.